2. Loans: Allowance for Credit Losses on Financing Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 22,010,085	$ 21,360,085	$ 24,110,085
Allowance for Loan and Lease Losses, Provision for Loss, Gross	27,623,368	22,484,582	19,008,749
Allowance for Doubtful Accounts Receivable, Charge-offs	(33,938,554)	(30,811,295)	(29,848,682)
Allowance for Loan and Lease Losses, Recoveries of Bad Debts	8,985,890	8,976,713	8,089,933
Loans and Leases Receivable, Allowance, Ending Balance	24,680,789	22,010,085	21,360,085
Financing Receivable	485,149,825	446,358,300	414,720,423
Financing Receivable, Collectively Evaluated for Impairment	$ 485,149,825	$ 446,358,300	$ 414,720,423